FEDERAL HOME LOAN BANK ADVANCES (Narrative) (Details)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Maturities dates, minimum	2014	2014
Maturities dates, maximum	2024	2024
Maturities fixed rates, minimum	0.14%	0.12%		2.16%
Maturities fixed rates, maximum	6.70%	6.70%		6.70%
Maturities weighted average rate	1.46%	1.88%	2.94%	2.95%